Stockholders' Equity (Details) - $ / shares		2 Months Ended	9 Months Ended
	Dec. 11, 2020	Dec. 31, 2020	Sep. 30, 2021	Feb. 11, 2021
Stockholders' Equity (Details) [Line Items]
Preferred stock shares, authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Gross proceeds, percentage		60.00%
Warrants for redemption, description		Redemption of warrants when the price per share of Class A common stock equals or exceeds $18.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants (except with respect to the Private Placement Warrants):• in whole and not in part;• at a price of $0.01 per warrant;• upon a minimum of 30 days’ prior written notice of redemption to each warrant holder; and• if, and only if, the last reported sale price of the Class A common stock for any 20 trading days within a 30-trading day period ending three trading days before the Company sends the notice of redemption to the warrant holders (the “Reference Value”) equals or exceeds $18.00 per share (as adjusted).
Business Combination [Member]
Stockholders' Equity (Details) [Line Items]
Business combination, description		the volume weighted average trading price of the Company’s Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates a Business Combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $10.00 and $18.00 per share redemption trigger prices will be adjusted (to the nearest cent) to be equal to 100% and 180% of the higher of the Market Value and the Newly Issued Price, respectively.
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Warrants for redemption, description		Redemption of warrants when the price per share of Class A common stock equals or exceeds $10.00. Once the Public Warrants become exercisable, the Company may redeem the Public Warrants:• in whole and not in part;• at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the fair market value of the Class A common stock;• if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted); and• if the Reference Value is less than $18.00 per share (as adjusted), the Private Placement Warrants must also be concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above.
Class A Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		100,000,000	100,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		0	34,500,000
Common stock, shares outstanding		0	34,500,000
Common stock, shares issued
Price per share (in Dollars per share)		$ 11.5	$ 11.5
Common stock, shares outstanding
Class A Common Stock [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Price per share (in Dollars per share)		$ 10
Class B Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		10,000,000	10,000,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		8,625,000	8,625,000
Stock split, description	the Company effected a 47.91667-for-1 stock split
Dividend stock per share (in Dollars per share)				$ 1.2
Shares issued				8,625,000
Converted basis, percentage		20.00%	20.00%
Common stock, shares outstanding		8,625,000	8,625,000
Common stock, shares issued		8,625,000	8,625,000
Common stock subject to forfeiture shares		1,125,000
Issue and outstanding percentage		20.00%
Common stock, shares outstanding		8,625,000	8,625,000